Promissory note	12 Months Ended
Dec. 31, 2021
Disclosure of Promissory note [abstract]
Promissory note

12.Promissory note

On December 15, 2020, the Company issued a $5 million promissory note (the “Promissory Note”) to Sandstorm due June 15, 2022 with interest payable at 7% per annum and repayable at the Company’s option prior to maturity. Interest expense of nil was capitalized as borrowing costs to property, plant and equipment for the year ended December 31, 2021 in connection with the Promissory Note (2020: $0.1 million).